Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities (CHF million)
Due to banks	1,450	3,413
Customer deposits	3,252	4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	76,104	108,784
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,635	90,816
Short-term borrowings	6,053	4,513
Long-term debt	63,369	65,384
Other liabilities	21,973	26,871
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	21,098	29,677
Trading liabilities	40,392	46,867
Short-term borrowings	0	0
Long-term debt	0	218
Other liabilities	0	0
Total liabilities	61,490	76,762
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	218
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	409	92
Trading liabilities	19,037	25,782
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	18,863	25,623
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	0
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,689	29,585
Trading liabilities	15,476	17,912
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,879	3,173
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	896	628
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	14	1
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	4,691	2,305
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,450	3,413
Customer deposits	3,197	4,618
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	75,990	108,784
Obligation to return securities received as collateral	1,702	368
Trading liabilities	578,064	841,631
Short-term borrowings	5,888	4,389
Long-term debt	53,589	55,068
Other liabilities	19,511	24,399
Total liabilities	739,391	1,042,670
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	9,081	10,565
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	20,679	22,543
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	9,509	11,006
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	638	2,523
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,592	350
Trading liabilities	5,311	7,014
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	603	1,476
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,558	320
Trading liabilities	4,130	5,030
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	110	18
Trading liabilities	309	389
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	572,444	834,228
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	439,446	693,430
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	71,547	76,963
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	25,942	28,952
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	30,622	27,684
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	55	25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0
Obligation to return securities received as collateral	0	0
Trading liabilities	5,564	5,356
Short-term borrowings	165	124
Long-term debt	9,780	10,098
Other liabilities	2,861	2,848
Total liabilities	18,539	18,451
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,217	6,189
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,552	2,551
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,143	1,160
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	196
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	196
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	17	6
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,545	5,154
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,129	1,357
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	938	1,648
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,230	819
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,896	1,003
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(547,385)	(803,038)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(399)	(376)
Total liabilities	(547,784)	(803,414)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(547,385)	(803,038)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,450	3,413
Customer deposits	3,252	4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	76,104	108,784
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,635	90,816
Short-term borrowings	6,053	4,513
Long-term debt	63,369	65,384
Other liabilities	21,973	26,871
Total liabilities	271,636	334,469
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	9,081	10,565
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	26,896	28,732
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	12,061	13,775
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,781	3,683
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	2,001	442
Trading liabilities	24,350	32,992
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	19,466	27,099
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,558	320
Trading liabilities	4,133	5,226
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,799	29,603
Trading liabilities	15,802	18,307
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	36,483	39,517
Bank
Liabilities (CHF million)
Due to banks	1,460	3,431
Customer deposits	3,241	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	76,104	108,784
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,812	91,091
Short-term borrowings	6,053	4,513
Long-term debt	61,853	64,774
Other liabilities	21,971	26,799
Bank | Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	21,098	29,677
Trading liabilities	40,392	47,065
Short-term borrowings	0	0
Long-term debt	0	218
Other liabilities	0	0
Total liabilities	61,490	76,960
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	218
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	409	92
Trading liabilities	19,037	25,782
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	18,863	25,624
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	0
Bank | Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,689	29,585
Trading liabilities	15,476	18,109
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,879	3,174
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	896	628
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	14	1
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	4,691	2,305
Bank | Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,460	3,431
Customer deposits	3,186	4,601
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	75,990	108,784
Obligation to return securities received as collateral	1,702	368
Trading liabilities	578,338	841,817
Short-term borrowings	5,888	4,389
Long-term debt	52,073	54,458
Other liabilities	19,386	24,235
Total liabilities	738,023	1,042,083
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	9,081	10,567
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	20,680	22,545
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	9,509	11,006
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	638	2,523
Bank | Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,592	350
Trading liabilities	5,312	7,015
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	603	1,476
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,558	320
Trading liabilities	4,132	5,030
Bank | Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	110	18
Trading liabilities	309	389
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	572,717	834,413
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	439,502	693,525
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	71,588	76,988
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	25,942	28,952
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	30,800	27,749
Bank | Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	55	25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0
Obligation to return securities received as collateral	0	0
Trading liabilities	5,564	5,356
Short-term borrowings	165	124
Long-term debt	9,780	10,098
Other liabilities	2,859	2,847
Total liabilities	18,537	18,450
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,217	6,189
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,552	2,551
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,143	1,160
Bank | Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	196
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	196
Bank | Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	17	6
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,545	5,154
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,129	1,357
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	938	1,648
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,230	819
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,896	1,003
Bank | Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(547,482)	(803,147)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(274)	(283)
Total liabilities	(547,756)	(803,430)
Bank | Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(547,482)	(803,147)
Bank | Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,460	3,431
Customer deposits	3,241	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	76,104	108,784
Obligation to return securities received as collateral	22,800	30,045
Trading liabilities	76,812	91,091
Short-term borrowings	6,053	4,513
Long-term debt	61,853	64,774
Other liabilities	21,971	26,799
Total liabilities	270,294	334,063
Bank | Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	9,081	10,567
Bank | Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	26,897	28,734
Bank | Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	12,061	13,775
Bank | Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,781	3,683
Bank | Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	2,001	442
Trading liabilities	24,351	32,993
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	19,466	27,100
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	1,558	320
Trading liabilities	4,135	5,226
Bank | Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,799	29,603
Trading liabilities	15,802	18,504
Bank | Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	36,659	39,594